Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Major Source in each Segment - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Retail drugstores
Total revenue	$ 154,541,077	$ 148,811,976	$ 164,392,555
Retail drugstores [Member]
Retail drugstores
Total revenue	75,678,470	83,351,768	84,228,492
Retail drugstores [Member] | Prescription Drugs [Member]
Retail drugstores
Total revenue	25,269,177	27,212,994	28,503,283
Retail drugstores [Member] | OTC Drugs [Member]
Retail drugstores
Total revenue	31,542,597	32,358,339	35,658,864
Retail drugstores [Member] | Nutritional Supplements [Member]
Retail drugstores
Total revenue	9,890,985	8,737,519	9,664,071
Retail drugstores [Member] | TCM [Member]
Retail drugstores
Total revenue	3,405,979	9,719,653	5,353,900
Retail drugstores [Member] | Sundry Products [Member]
Retail drugstores
Total revenue	1,129,647	1,082,168	1,544,639
Retail drugstores [Member] | Medical Devices [Member]
Retail drugstores
Total revenue	4,440,085	4,241,095	3,503,735
Online Pharmacy [Member]
Retail drugstores
Total revenue	31,857,883	32,385,089	30,219,364
Online Pharmacy [Member] | Prescription Drugs [Member]
Retail drugstores
Total revenue	9,151,412	10,606,244	10,331,652
Online Pharmacy [Member] | OTC Drugs [Member]
Retail drugstores
Total revenue	12,969,313	13,870,953	11,473,177
Online Pharmacy [Member] | Nutritional Supplements [Member]
Retail drugstores
Total revenue	4,284,556	2,740,253	2,014,011
Online Pharmacy [Member] | TCM [Member]
Retail drugstores
Total revenue	571,769	434,920	315,231
Online Pharmacy [Member] | Sundry Products [Member]
Retail drugstores
Total revenue	1,448,537	1,129,701	2,271,009
Online Pharmacy [Member] | Medical Devices [Member]
Retail drugstores
Total revenue	3,432,296	3,603,018	3,814,284
Drug Wholesale [Member]
Retail drugstores
Total revenue	47,004,724	33,075,119	49,944,699
Drug Wholesale [Member] | Prescription Drugs [Member]
Retail drugstores
Total revenue	30,784,949	21,617,636	41,116,991
Drug Wholesale [Member] | OTC Drugs [Member]
Retail drugstores
Total revenue	11,323,730	10,289,987	7,903,824
Drug Wholesale [Member] | Nutritional Supplements [Member]
Retail drugstores
Total revenue	741,883	310,909	424,210
Drug Wholesale [Member] | TCM [Member]
Retail drugstores
Total revenue	388,396	458,502	241,828
Drug Wholesale [Member] | Sundry Products [Member]
Retail drugstores
Total revenue	692,101	64,422	93,338
Drug Wholesale [Member] | Medical Devices [Member]
Retail drugstores
Total revenue	$ 3,073,665	$ 333,663	$ 164,508